Significant accounting policies- Business combinations (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets [abstract]
Assets	R$ 46,343,100	R$ 36,626,337
Cash and cash equivalents	1,331,648	500,446	R$ 2,154,687	R$ 3,114,789
Property and equipment	188,019	163,475	137,846
Other assets	1,425,508	792,735
Intangible assets	1,238,629	430,504	224,516
Liabilities [abstract]
Liabilities	(39,253,996)	(28,176,554)
Borrowings	(36,448)	(25,071)
Other liabilities	(1,173,527)	(617,349)
Deferred tax liabilities	(30,073)	(89,235)
Consideration to minority shareholders	7,350
Consideration paid	545,983	R$ 93,782	R$ 24,905
Inter & Co Payments, Inc
Disclosure of detailed information about business combination [line items]
Cash transferred	671,704
Cash to be transferred	49,520
Consideration transferred	721,224
Assets [abstract]
Assets	502,361
Cash and cash equivalents	130,502
Property and equipment	6,464
Other assets	209,772
Intangible assets	155,623
Liabilities [abstract]
Liabilities	(335,896)
Borrowings	(2)
Other liabilities	(303,213)
Deferred tax liabilities	(32,681)
Assets (liabilities)	166,465
Goodwill on acquisition	R$ (554,759)